UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Restructuring Capital Associates, L.P.

Address: 2 Stamford Plaza, Suite 1501
         281 Tresser Boulevard
         Stamford, CT 06901

13F File Number: 028-14250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Warren M. Frank
Title:  Authorized Person
Phone:  (203) 353-3101


Signature, Place and Date of Signing:

/s/ Warren M. Frank                Stamford, CT            August 14, 2012
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       25

Form 13F Information Table Value Total:       $221,450
                                             (in thousands)


List of Other Included Managers:  NONE



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

                                           FORM 13F INFORMATION TABLE
                                                  June 30, 2012



COLUMN 1                      COLUMN  2      COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE OF                  VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------               ------         ------     ---------  --------  ---------  ----------- --------- -----  ------- -----
ACCURIDE CORP NEW             COM NEW        00439T206      840     140,000  SH          SOLE        NONE     140,000    0     0
BELO CORP                     COM SER A      080555105      451      70,000  SH          SOLE        NONE      70,000    0     0
BP PLC                        SPONSORED ADR  055622104      507      12,500  SH          SOLE        NONE      12,500    0     0
DELPHI AUTOMOTIVE PLC         SHS            G27823106   69,083   2,709,141  SH          SOLE        NONE   2,709,141    0     0
DEX ONE CORP                  COM            25212W100    4,552   4,921,130  SH          SOLE        NONE   4,921,130    0     0
EATON VANCE FLTING RATE INC   COM            278279104      244      15,928  SH          SOLE        NONE      15,928    0     0
EATON VANCE SR FLTNG RTE TR   COM            27828Q105    1,855     120,093  SH          SOLE        NONE     120,093    0     0
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS   G10082140      657      21,000  SH          SOLE        NONE      21,000    0     0
FAIRPOINT COMMUNICATIONS INC  COM NEW        305560302      688     111,888  SH          SOLE        NONE     111,888    0     0
FORBES ENERGY SVCS LTD        COM            345143101    1,022     217,377  SH          SOLE        NONE     217,377    0     0
GANNETT INC                   COM            364730101   19,233   1,305,670  SH          SOLE        NONE   1,305,670    0     0
GENERAL MTRS CO               COM            37045V100    8,848     448,668  SH          SOLE        NONE     448,668    0     0
HAWAIIAN TELCOM HOLDCO INC    COM            420031106      488      25,000  SH          SOLE        NONE      25,000    0     0
INVESCO VAN KAMPEN SR INC TR  COM            46131H107   12,016   2,472,378  SH          SOLE        NONE   2,472,378    0     0
LEAR CORP                     COM NEW        521865204    6,896     182,769  SH          SOLE        NONE     182,769    0     0
LODGENET INTERACTIVE CORP     COM            540211109      247     188,240  SH          SOLE        NONE     188,240    0     0
LYONDELLBASELL INDUSTRIES N   SHS - A -      N53745100    8,078     200,602  SH          SOLE        NONE     200,602    0     0
NUVEEN FLOATING RATE INCOME   COM            67072T108    3,961     341,765  SH          SOLE        NONE     341,765    0     0
PATTERSON UTI ENERGY INC      COM            703481101    6,335     435,096  SH          SOLE        NONE     435,096    0     0
PRIMUS TELECOMMUNICATIONS GR  COM            741929301      866      55,611  SH          SOLE        NONE      55,611    0     0
RESOLUTE FST PRODS INC        COM            76117W109   37,448   3,231,020  SH          SOLE        NONE   3,231,020    0     0
SUPERMEDIA INC                COM            868447103    4,898   1,959,164  SH          SOLE        NONE   1,959,164    0     0
TOWN SPORTS INTL HLDGS INC    COM            89214A102    1,286      96,730  SH          SOLE        NONE      96,730    0     0
VISTEON CORP                  COM NEW        92839U206   30,057     801,527  SH          SOLE        NONE     801,527    0     0
XERIUM TECHNOLOGIES INC       COM NEW        98416J118      894     308,117  SH          SOLE        NONE     308,117    0     0


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